Corporate Information (Details) - USD ($)				6 Months Ended
	Apr. 23, 2025	Apr. 22, 2025	Sep. 19, 2024	Mar. 31, 2026		Mar. 03, 2026	Jan. 15, 2026	Dec. 19, 2025	Dec. 12, 2025	Sep. 30, 2025 [1]	Aug. 12, 2025
Corporate Information [Line Items]
Incorporated date				Jan. 22, 2020
Reverse stock split	25 for 1		1-for-50
Ordinary shares, shares authorized						187,500
Authorized share capital						$ 33,000
Consolidating shares		250
Magic Golden Heaven Management Ltd. [Member]
Corporate Information [Line Items]
Percentage of equity interest							100.00%	100.00%	100.00%
Common Stock [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized						3,000,000,000
Maximum [Member]
Corporate Information [Line Items]
Authorized share capital		$ 200,600,000				$ 33,000
Maximum [Member] | Share Capital Increase [Member]
Corporate Information [Line Items]
Authorized share capital		200,600,000
Minimum [Member]
Corporate Information [Line Items]
Authorized share capital		$ 10,030,000				$ 32,096
Class A Ordinary Shares [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized				3,000,000,000	[1]	3,000,000,000				3,000,000,000
Ordinary shares, par value		$ 0.005		$ 0.00001	[1]	$ 0.00001				$ 0.00001
Class A Ordinary Shares [Member] | Common Stock [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized						187,500
Ordinary shares, par value			$ 0.005			$ 0.00001
Authorized share capital						$ 33,000
Class A Ordinary Shares [Member] | Maximum [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized	1,600,000,000	40,000,000,000	1,800,000,000								3,200,000,000
Ordinary shares, par value	$ 0.125	$ 0.005				$ 0.00001					$ 1.875
Class A Ordinary Shares [Member] | Maximum [Member] | Share Capital Increase [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized		40,000,000,000
Ordinary shares, par value		$ 0.005
Class A Ordinary Shares [Member] | Minimum [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized	40,000,000,000	2,000,000,000	36,000,000								48,000,000,000
Ordinary shares, par value	$ 0.005	$ 0.005				$ 1.875					$ 0.125
Class B Ordinary Shares [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized				300,000,000	[1]	300,000,000				300,000,000
Ordinary shares, par value				$ 0.00001	[1]	$ 0.00001				$ 0.00001
Class B Ordinary Shares [Member] | Common Stock [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized						300,000,000
Ordinary shares, par value			$ 0.005			$ 0.00001
Class B Ordinary Shares [Member] | Share Capital Increase [Member]
Corporate Information [Line Items]
Ordinary shares, par value		$ 0.005
Class B Ordinary Shares [Member] | Maximum [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized	4,800,000	120,000,000	300,000,000								9,600,000
Ordinary shares, par value	$ 0.125	$ 0.005									$ 1.875
Class B Ordinary Shares [Member] | Minimum [Member]
Corporate Information [Line Items]
Ordinary shares, shares authorized	120,000,000	6,000,000	6,000,000								144,000,000
Ordinary shares, par value	$ 0.005	$ 0.005									$ 0.125
Class A and Class B ordinary share [Member] | Maximum [Member]
Corporate Information [Line Items]
Ordinary shares, par value						1.875
Class A and Class B ordinary share [Member] | Minimum [Member]
Corporate Information [Line Items]
Ordinary shares, par value						0.00001
Unissued Shares [Member] | Maximum [Member]
Corporate Information [Line Items]
Ordinary shares, par value						1.875
Unissued Shares [Member] | Minimum [Member]
Corporate Information [Line Items]
Ordinary shares, par value						$ 0.00001

[1]	On March 3, 2026, the Company’s shareholders approved a share capital reorganization by special resolution, which included a subdivision of each authorized but unissued Class A and Class B ordinary share of US$1.875 par value into 187,500 shares of US$0.00001 par value each, a reduction of the par value of each issued and outstanding share from US$1.875 to US$0.00001, and a cancellation of unissued shares. Following the reorganization, the Company also increased its authorized share capital from US$32,096 to US$33,000, resulting in an authorized share capital of US$33,000 divided into 3,000,000,000 Class A ordinary shares of US$0.00001 par value each and 300,000,000 Class B ordinary shares of US$0.00001 par value each.